INVENTORIES	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
INVENTORIES [Text Block]
NOTE 5:-	INVENTORIES

The following is a breakdown of inventory as of June 30, 2022:

	June 30, 2022
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$15,728	$-	$15,728
Other products	973	-	973
Finished goods:
Packaged dried cannabis	8,329	-	8,329
Other cannabis products	1,199	-	1,199
Other products	418	-	418

Balance as of June 30, 2022	$26,647	$-	$26,647

The following is a breakdown of inventory as of December 31, 2021:

	December 31, 2021
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$14,113	$3,336	$17,449
Other cannabis products	1,074	-	1,074
Finished goods:
Packaged dried cannabis	8,974	270	9,244
Other cannabis products	744	-	744
Other products	880	-	880

Balance as of December 31, 2021	$25,785	$3,606	$29,391

During the six months ended June 30, 2022 and 2021, inventory expensed to cost of revenue of cannabis products was $35,970 and $12,219, respectively, which included $2,517 and $5,130 of non-cash expense, respectively, related to the changes in fair value of inventory sold.

During the three months ended June 30, 2022 and 2021, inventory expensed to cost of revenue of cannabis products was $15,997 and $7,606, respectively, which included $1,654 and $3,188 of non-cash expense, respectively, related to the changes in fair value of inventory sold.

Cost of revenues in the six and three months ended June 30, 2022 and 2021, also include production overhead not allocated to costs of inventories produced and recognized as an expense as incurred.